Benefits and Interests of Directors (Directors' and Chief Executives' Emoluments) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		¥ 5,926		¥ 5,218		¥ 4,469
Retirement scheme contributions		143		148		147
Share option		505		1,270		1,342
Total		6,574		6,636		5,958
Directors and chief executives [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		2,091		1,966		1,910
Retirement scheme contributions		119		130		134
Discretionary bonus		2,842		3,465		3,157
Share option		427		1,145		1,342
Total		5,479		6,706		6,543
Wang Zhiqing [member] | Executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		184	[1]	199		197
Retirement scheme contributions		16	[1]	18		18
Discretionary bonus		525	[1]	564		463
Share option		0	[1]	250		293
Total		725	[1]	1,031		971
Gao Jinping [member] | Executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		201		199		197
Retirement scheme contributions		18		18		18
Discretionary bonus		540		563		463
Share option		157		250		293
Total		916		1,030		971
Ye Guohua [member] | Executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		15	[2]	175	[2]	173
Retirement scheme contributions		2	[2]	18	[2]	18
Discretionary bonus		13	[2]	490	[2]	405
Share option		0	[2]	215	[2]	252
Total		30	[2]	898	[2]	848
Jin Qiang [member] | Executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		241		239		173
Retirement scheme contributions		18		18		17
Discretionary bonus		470		490		469
Share option		135		215		252
Total		864		962		911
Guo Xiaojun [member] | Executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		177		175		173
Retirement scheme contributions		18		18		18
Discretionary bonus		465		484		397
Share option		135		215		252
Total		795		892		840
Zhou Meiyun [member] | Executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[3]	148
Retirement scheme contributions	[3]	15
Discretionary bonus	[3]	125
Share option	[3]	0
Total	[3]	288
Cai Tingji [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		75	[4]	150		150
Retirement scheme contributions		0	[4]	0		0
Discretionary bonus		0	[4]	0		0
Share option		0	[4]	0		0
Total		75	[4]	150		150
Cai Tingji [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	50
Retirement scheme contributions	[5]	0
Discretionary bonus	[5]	0
Share option	[5]	0
Total	[5]	50
Zhang Yimin [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		150		150		150
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Share option		0		0		0
Total		150		150		150
Liu Yunhong [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		150		150		150
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Share option		0		0		0
Total		150		150		150
Du Weifeng [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		150		150		150
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Share option		0		0		0
Total		150		150		150
Li Yuanqin [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	63
Retirement scheme contributions	[5]	0
Discretionary bonus	[5]	0
Share option	[5]	0
Total	[5]	63
Pan Fei [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[6]	19
Retirement scheme contributions	[6]	0
Discretionary bonus	[6]	0
Share option	[6]	0
Total	[6]	19
Pan Fei [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[7]	50
Retirement scheme contributions	[7]	0
Discretionary bonus	[7]	0
Share option	[7]	0
Total	[7]	50
Kuang Yuxiang [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits				140	[8]	129	[9]
Retirement scheme contributions				11	[8]	14	[9]
Discretionary bonus				320	[8]	146	[9]
Share option				0	[8]	0	[9]
Total				471	[8]	289	[9]
Zhang Jianbo [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[10]					48
Retirement scheme contributions	[10]					3
Discretionary bonus	[10]					287
Share option	[10]					0
Total	[10]					338
Zuo Qiang [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		128		120		105
Retirement scheme contributions		15		15		14
Discretionary bonus		348		295		281
Share option		0		0		0
Total		491		430		400
Li Xiaoxia [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		127		119		115
Retirement scheme contributions		14		14		14
Discretionary bonus		313		259		246
Share option		0		0		0
Total		454		¥ 392		¥ 375
Ma Yanhui [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[11]	63
Retirement scheme contributions	[11]	3
Discretionary bonus	[11]	43
Share option	[11]	0
Total	[11]	109
Zheng Yunrui [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[12]	100
Retirement scheme contributions	[12]	0
Discretionary bonus	[12]	0
Share option	[12]	0
Total	[12]	¥ 100

[1]	Resigned in November 2017.
[2]	Resigned in January 2017.
[3]	Appointed in March 2017.
[4]	Resigned in June 2017.
[5]	Appointed in July 2017.
[6]	Appointed in July 2017 and resigned in August 2017.
[7]	Appointed in January 2017 and resigned in June 2017.
[8]	Resigned in July 2016.
[9]	Newly appointed as supervisor in April 2015.
[10]	Resigned as supervisor in March 2015.
[11]	Appointed in October 2017.
[12]	Appointed in January 2017.